LEASES - Supplemental cash flow information related to leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating Lease, Payments	$ 6,860	$ 8,196	$ 7,335
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	$ 6,076	$ 9,725	$ 64,902